Acquisitions	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
ACQUISITIONS

3.	ACQUISITIONS
In connection with the Acquisitions, we entered into various agreements with Valero related to the acquisition agreements, including amended and restated schedules to our omnibus agreement, an amended and restated services and secondment agreement, lease agreements, and additional schedules to our commercial agreements. See Note 4 for a summary of the terms of these agreements.
Acquisition of Texas Crude Systems Business
On July 1, 2014, we acquired the Texas Crude Systems Business from Valero for total cash consideration of $154.0 million. The Texas Crude Systems Business is engaged in the business of transporting, terminaling, and storing crude oil and refined petroleum products through various pipeline and terminal systems that compose the McKee Crude System (supporting Valero’s McKee Refinery), the Three Rivers Crude System (supporting Valero’s Three Rivers Refinery), and the Wynnewood Products System (supporting Valero’s Ardmore Refinery).

We attributed $80.1 million of the total $154.0 million cash consideration paid to the historical carrying value of this acquisition (an investing cash outflow). The remaining $73.9 million of cash consideration paid represents the excess purchase price paid over the carrying value of this acquisition (a financing cash outflow).

Acquisition of Houston and St. Charles Terminal Services Business
On February 27, 2015, the board of directors of our general partner, following the recommendation of the conflicts committee of the board, approved our entry into a contribution agreement with Valero pursuant to which Valero contributed to us – effective March 1, 2015 – two subsidiaries that own and operate crude oil, intermediates, and refined petroleum products terminals supporting Valero’s Houston Refinery (in Houston, Texas) and St. Charles Refinery (in Norco, Louisiana) for total consideration of $671.2 million.
Under the contribution agreement, the consideration paid to Valero consisted of (i) a cash distribution of $571.2 million and (ii) the issuance of 1,908,100 common units and 38,941 general partner units having an aggregate value of $100.0 million. We funded the cash distribution to Valero with $211.2 million of our cash on hand, $200.0 million of borrowings under our revolving credit facility, and $160.0 million of proceeds from a subordinated credit agreement entered into with Valero. See Note 7 for further discussion of the borrowings under our revolving credit facility and subordinated credit agreement.
Reconciliation of Previously Reported to Currently Reported Financial Information
The following table presents our December 31, 2014 consolidated balance sheet adjusted for the acquisition of the Houston and St. Charles Terminal Services Business (in thousands). The assets and liabilities of the Texas Crude Systems Business are included in our previously reported consolidated balance sheet as of December 31, 2014.

	December 31, 2014
	Valero Energy Partners LP (Previously Reported)	Houston and St. Charles Terminal Services Business	Valero Energy Partners LP (Currently Reported)
ASSETS
Current assets:
Cash and cash equivalents	$236,579	$—	$236,579
Receivables from related party	8,499	—	8,499
Prepaid expenses and other	727	—	727
Total current assets	245,805	—	245,805
Property and equipment, at cost	474,843	344,261	819,104
Accumulated depreciation	(125,960)	(48,570)	(174,530)
Property and equipment, net	348,883	295,691	644,574
Deferred charges and other assets, net	1,385	—	1,385
Total assets	$596,073	$295,691	$891,764
LIABILITIES AND PARTNERS’ CAPITAL
Current liabilities:
Current portion of capital lease obligations	$1,200	$—	$1,200
Accounts payable	4,297	—	4,297
Accrued liabilities	1,054	—	1,054
Taxes other than income taxes	765	—	765
Deferred revenue from related party	124	—	124
Total current liabilities	7,440	—	7,440
Capital lease obligations, net of current portion	1,519	—	1,519
Deferred income taxes	830	—	830
Other long-term liabilities	1,065	—	1,065
Partners’ capital:
Common unitholders – public	374,954	—	374,954
Common unitholder – Valero	58,844	—	58,844
Subordinated unitholder – Valero	146,804	—	146,804
General partner – Valero	4,617	—	4,617
Net investment	—	295,691	295,691
Total partners’ capital	585,219	295,691	880,910
Total liabilities and partners’ capital	$596,073	$295,691	$891,764
The following table presents our previously reported December 31, 2013 consolidated balance sheet adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business (in thousands):

	December 31, 2013
	Valero Energy Partners LP (Previously Reported)	Texas Crude Systems Business	Houston and St. Charles Terminal Services Business	Valero Energy Partners LP (Currently Reported)
ASSETS
Current assets:
Cash and cash equivalents	$375,118	$—	$—	$375,118
Receivables from related party	7,150	—	—	7,150
Prepaid expenses and other	276	—	—	276
Total current assets	382,544	—	—	382,544
Property and equipment, at cost	375,542	92,785	286,339	754,666
Accumulated depreciation	(103,358)	(11,637)	(38,430)	(153,425)
Property and equipment, net	272,184	81,148	247,909	601,241
Deferred charges and other assets, net	1,714	—	—	1,714
Total assets	$656,442	$81,148	$247,909	$985,499
LIABILITIES AND PARTNERS’ CAPITAL
Current liabilities:
Current portion of capital lease obligations	$1,048	$—	$—	$1,048
Accounts payable	8,289	—	—	8,289
Accrued liabilities	158	—	—	158
Taxes other than income taxes	734	—	—	734
Deferred revenue from related party	85	—	—	85
Total current liabilities	10,314	—	—	10,314
Capital lease obligations, net of current portion	3,079	—	—	3,079
Deferred income taxes	814	127	—	941
Other long-term liabilities	644	448	—	1,092
Partners’ capital:
Common unitholders – public	369,825	—	—	369,825
Common unitholder – Valero	75,998	—	—	75,998
Subordinated unitholder – Valero	189,601	—	—	189,601
General partner – Valero	6,167	—	—	6,167
Net investment	—	80,573	247,909	328,482
Total partners’ capital	641,591	80,573	247,909	970,073
Total liabilities and partners’ capital	$656,442	$81,148	$247,909	$985,499

The consolidated results of operations of the Texas Crude Systems Business after the effective date of its acquisition are included in “Valero Energy Partners LP” in the table below. The combined results of operations of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business prior to the effective dates of each acquisition are included in “Texas Crude Systems Business” and “Houston and St. Charles Terminal Services Business,” respectively. The following tables present our consolidated statements of income for the years ended December 31, 2014, 2013, and 2012 adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business (in thousands):

	Year Ended December 31, 2014
	Valero Energy Partners LP	Texas Crude Systems Business	Houston and St. Charles Terminal Services Business	Valero Energy Partners LP (Currently Reported)
Operating revenues – related party	$113,039	$16,141	$—	$129,180
Costs and expenses:
Operating expenses	27,709	4,010	38,788	70,507
General and administrative expenses	11,446	884	267	12,597
Depreciation expense	14,764	1,687	10,502	26,953
Total costs and expenses	53,919	6,581	49,557	110,057
Operating income (loss)	59,120	9,560	(49,557)	19,123
Other income, net	1,484	20	—	1,504
Interest expense	(872)	—	—	(872)
Income (loss) before income taxes	59,732	9,580	(49,557)	19,755
Income tax expense	451	97	—	548
Net income (loss)	59,281	9,483	(49,557)	19,207
Less: Net income (loss) attributable to Predecessor	—	9,483	(49,557)	(40,074)
Net income attributable to partners	$59,281	$—	$—	$59,281

	Year Ended December 31, 2013
	Valero Energy Partners LP (Previously Reported)	Texas Crude Systems Business	Houston and St. Charles Terminal Services Business	Valero Energy Partners LP (Currently Reported)
Operating revenues – related party	$94,529	$30,456	$—	$124,985
Costs and expenses:
Operating expenses	24,751	7,454	36,324	68,529
General and administrative expenses	5,478	1,717	261	7,456
Depreciation expense	13,073	3,183	8,906	25,162
Total costs and expenses	43,302	12,354	45,491	101,147
Operating income (loss)	51,227	18,102	(45,491)	23,838
Other income, net	309	—	—	309
Interest expense	(198)	—	—	(198)
Income (loss) before income taxes	51,338	18,102	(45,491)	23,949
Income tax expense	1,187	247	—	1,434
Net income (loss)	50,151	17,855	(45,491)	22,515
Less: Net income (loss) attributable to Predecessor	48,110	17,855	(45,491)	20,474
Net income attributable to partners	$2,041	$—	$—	$2,041

	Year Ended December 31, 2012
	Valero Energy Partners LP (Previously Reported)	Texas Crude Systems Business	Houston and St. Charles Terminal Services Business	Valero Energy Partners LP (Currently Reported)
Operating revenues – related party	$86,804	$29,085	$—	$115,889
Costs and expenses:
Operating expenses	26,249	8,224	37,902	72,375
General and administrative expenses	5,016	1,530	235	6,781
Depreciation expense	12,881	3,669	6,522	23,072
Total costs and expenses	44,146	13,423	44,659	102,228
Operating income (loss)	42,658	15,662	(44,659)	13,661
Other income, net	337	—	—	337
Interest expense	(307)	—	—	(307)
Income (loss) before income taxes	42,688	15,662	(44,659)	13,691
Income tax expense	403	150	—	553
Net income (loss)	42,285	15,512	(44,659)	13,138
Less: Net income (loss) attributable to Predecessor	42,285	15,512	(44,659)	13,138
Net income attributable to partners	$—	$—	$—	$—

The consolidated cash flows of the Texas Crude Systems Business after the effective date of its acquisition are included in “Valero Energy Partners LP.” The combined cash flows of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business prior to the effective dates of each acquisition are included in “Texas Crude Systems Business” and “Houston and St. Charles Terminal Services Business,” respectively. The following tables present our consolidated statements of cash flows for the years ended December 31, 2014, 2013, and 2012 adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business (in thousands):

	Year Ended December 31, 2014
	Valero Energy Partners LP	Texas Crude Systems Business	Houston and St. Charles Terminal Services Business	Valero Energy Partners LP (Currently Reported)
Cash flows from operating activities:
Net income (loss)	$59,281	$9,483	$(49,557)	$19,207
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation expense	14,764	1,687	10,502	26,953
Deferred income tax expense	11	32	—	43
Changes in current assets and current liabilities	(1,318)	—	—	(1,318)
Changes in deferred charges and credits and other operating activities, net	42	(76)	—	(34)
Net cash provided by (used in) operating activities	72,780	11,126	(39,055)	44,851
Cash flows from investing activities:
Capital expenditures	(10,194)	(1,033)	(58,701)	(69,928)
Acquisition of the Texas Crude Systems Business from Valero Energy Corporation	(80,116)	—	—	(80,116)
Proceeds from dispositions of property and equipment	54	—	—	54
Net cash used in investing activities	(90,256)	(1,033)	(58,701)	(149,990)
Cash flows from financing activities:
Repayments of capital lease obligations	(1,048)	—	—	(1,048)
Offering costs	(3,223)	—	—	(3,223)
Debt issuance costs	(1,071)	—	—	(1,071)
Excess purchase price paid to Valero Energy Corporation over the carrying value of the Texas Crude Systems Business	(73,884)	—	—	(73,884)
Cash distributions to unitholders and distribution equivalent right payments	(41,837)	—	—	(41,837)
Net transfers from (to) Valero Energy Corporation	—	(10,093)	97,756	87,663
Net cash provided by (used in) financing activities	(121,063)	(10,093)	97,756	(33,400)
Net decrease in cash and cash equivalents	(138,539)	—	—	(138,539)
Cash and cash equivalents at beginning of year	375,118	—	—	375,118
Cash and cash equivalents at end of year	$236,579	$—	$—	$236,579

	Year Ended December 31, 2013
	Valero Energy Partners LP (Previously Reported)	Texas Crude Systems Business	Houston and St. Charles Terminal Services Business	Valero Energy Partners LP (Currently Reported)
Cash flows from operating activities:
Net income (loss)	$50,151	$17,855	$(45,491)	$22,515
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation expense	13,073	3,183	8,906	25,162
Deferred income tax expense	814	127	—	941
Changes in current assets and current liabilities	(2,947)	—	—	(2,947)
Changes in deferred charges and credits and other operating activities, net	(404)	(17)	—	(421)
Net cash provided by (used in) operating activities	60,687	21,148	(36,585)	45,250
Cash flows from investing activities:
Capital expenditures	(13,831)	(8,063)	(87,918)	(109,812)
Proceeds from dispositions of property and equipment	—	8	—	8
Net cash used in investing activities	(13,831)	(8,055)	(87,918)	(109,804)
Cash flows from financing activities:
Repayments of capital lease obligations	(1,059)	—	—	(1,059)
Prefunding of capital projects by Valero	3,500	—	—	3,500
Proceeds from initial public offering, net of offering costs	372,449	—	—	372,449
Debt issuance costs	(572)	—	—	(572)
Net transfers from (to) Valero Energy Corporation	(46,056)	(13,093)	124,503	65,354
Net cash provided by (used in) financing activities	328,262	(13,093)	124,503	439,672
Net increase in cash and cash equivalents	375,118	—	—	375,118
Cash and cash equivalents at beginning of year	—	—	—	—
Cash and cash equivalents at end of year	$375,118	$—	$—	$375,118

	Year Ended December 31, 2012
	Valero Energy Partners LP (Previously Reported)	Texas Crude Systems Business	Houston and St. Charles Terminal Services Business	Valero Energy Partners LP (Currently Reported)
Cash flows from operating activities:
Net income (loss)	$42,285	$15,512	$(44,659)	$13,138
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation expense	12,881	3,669	6,522	23,072
Changes in current assets and current liabilities	250	—	—	250
Changes in deferred charges and credits and other operating activities, net	(436)	(2)	—	(438)
Net cash provided by (used in) operating activities	54,980	19,179	(38,137)	36,022
Cash flows from investing activities:
Capital expenditures	(7,650)	(9,141)	(39,329)	(56,120)
Net cash used in investing activities	(7,650)	(9,141)	(39,329)	(56,120)
Cash flows from financing activities:
Repayments of capital lease obligations	(970)	—	—	(970)
Net transfers from (to) Valero Energy Corporation	(46,360)	(10,038)	77,466	21,068
Net cash provided by (used in) financing activities	(47,330)	(10,038)	77,466	20,098
Net increase in cash and cash equivalents	—	—	—	—
Cash and cash equivalents at beginning of year	—	—	—	—
Cash and cash equivalents at end of year	$—	$—	$—	$—